CAPITAL AND OTHER EXPENDITURE COMMITMENTS	12 Months Ended
Dec. 31, 2017
CAPITAL AND OTHER EXPENDITURE COMMITMENTS
CAPITAL AND OTHER EXPENDITURE COMMITMENTS

NOTE 29 — CAPITAL AND OTHER EXPENDITURE COMMITMENTS

Capital commitments relating to tenements

As at 31 December 2017, all of the Company’s core exploration and evaluation and development and production assets are located in Texas. The Company has an interest in a non-core exploration and evaluation license located in Australia.

The mineral leases in the exploration prospects in the US have primary terms ranging from 3 years to 5 years and generally have no specific capital expenditure requirements. However, mineral leases that are not successfully drilled and included within a spacing unit for a producing well within the primary term will expire at the end of the primary term unless re-leased.

The Company is committed to fund exploratory drilling in the Cooper Basin (Australia) of up to approximately A$10.6 million through 2019, of which A$6.2 million (US$4.8 million) had been incurred as at 31 December 2017.

The following tables summarize the Group’s contractual commitments not provided for in the consolidated statements of financial position:

	Total	Less than		More than
As at 31 December 2017	US$’000	1 year	1 — 5 years	5 years
Cooper Basin capital commitments (1)	3,490	1,745	1,745	—
Operating lease commitments (2)	2,446	1,050	1,396	—
Employment commitments (3)	370	370	—	—
Total expenditure commitments	6,306	3,165	3,141	—

As at 31 December 2016	Total US$’000	Less than 1 year	1 — 5 years	More than 5 years
Cooper Basin capital commitments (1)	3,373	1,687	1,686	—
Drilling rig commitments (4)	1,085	1,085	—	—
Operating lease commitments (2)	4,123	1,353	2,267	503
Employment commitments (3)	740	370	370	—
Total expenditure commitments	9,321	4,495	4,323	503

(1)The Company has a commitment to fund capital expenditures at the Cooper Basin of up to approximately A$10.6 million through 2019, of which A$6.2 million and A$5.9 million had been paid or accrued to date as at 31 December 31, 2017 and 2016, respectively.  The remaining commitment amounts in table are shown in USD translated at year-end.  Timing of commitment may vary.

(2)Represents commitments for minimum lease payments in relation to non-cancellable operating leases for office space, net of sublease rental income, compressor equipment and the Company’s amine treatment facility not provided for in the consolidated financial statements.

(3)Represents commitments for the payment of salaries and other remuneration under long-term employment and consultant contracts not provided for in the consolidated financial statements. Details relating to the employment contracts are set out in the Company’s Remuneration Report.

(4)As at 31 December 2016 the Company had one drilling rig contracted to drill seven wells during 2017.  The amount represents minimum expenditure commitments should the Company elect to terminate this contract prior to term.